CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,204,318)	$ (565,381)	$ (1,785,114)	$ (611,819)
Adjustments to reconcile net loss to net cash and cash equivalents used by operating activities:
Depreciation	39,361	37,431	76,860	24,444
Common stock issued for services	337,469	0	286,575	197,500
Employee stock plan	50,327	0	0	0
Common stock issued for interest	366,400	0	0	0
Amortization of debt discount	20,950	0	0	0
Loss on sale of equipment to related party	4,249	42,987	42,987	0
(Increase) decrease in:
Accounts receivable	(61,941)	147,700	112,070	(147,700)
Accounts receivable, related party	0	0	0	100
Inventories	5,064	(84,982)	(63,085)	0
Prepaid expenses and other current assets	54,466	(5,220)	(33,422)	(8,135)
Increase (decrease) in:
Accounts payable	(19,666)	79,772	371,243	(11,978)
Accrued expenses	(93,271)	0	0	0
Payable to related parties	78,348	0	4,000	(43,834)
Net cash used by operating activities	(422,562)	(347,693)	(987,886)	(601,422)
CASH FLOWS FROM INVESTING ACTIVITIES:
Accounts payable, equipment purchase	0	0	0	(54,921)
Acquisition of property and equipment	(6,196)	(10,623)	(35,414)	(196,341)
Net cash used by investing activities	(6,196)	(10,623)	(35,414)	(251,262)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	0	0	65,000	780,600
Proceeds from issuance of member units	0	0	0	100
Common stock issued from exercise of options	0	0	150	0
Proceeds from advances from related party	130,050	79,000	600,000	0
Proceeds from issuance of convertible note payable, net	85,000	0	0	0
Repayment on convertible note payable	(100,000)	0	0	0
Proceeds from issuance of note payable to related party	405,000	0	0	0
Proceeds from reverse acquisition	0	180,854	180,854	0
Net cash provided by financing activities	520,050	259,854	846,004	780,700
Net change in cash and cash equivalents	91,292	(98,462)	(177,296)	(71,984)
Cash and cash equivalents, beginning of the period	43,878	221,174	221,174	293,158
Cash and cash equivalents, end of the period	135,170	122,712	43,878	221,174
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	5,000	38	48	0
Cash paid for income taxes	0	0	0	0
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Common stock issued from conversion of payable to related party	0	0	600,000	0
Common stock issued in reverse acquisition and recapitalization	0	0	48,830	0
Common stock issued for acquisition of property	41,194	0	0	0
Common stock issued for deferred offering cost	240,900	0	0	0
Changes in operating assets and liabilities due to reverse acquisition:
Prepaid expenses	0	(3,434)	(3,434)	0
Property and equipment	0	(95,860)	(95,860)	0
Accumulated depreciation	0	44,332	44,332	0
Deposits	0	(841)	(841)	0
Accounts payable	0	6,973	6,973	0
Additional paid-in capital	$ 0	$ 48,830	$ 0	$ 0